Average Annual Total Returns{- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2010 Fund	Fidelity Advisor Freedom Blend 2010 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	4.03%	5.42%	[1]	2.93%	4.38%	[1]	2.68%	3.84%	[1]	6.31%	6.25%	[1]	8.50%	7.32%	[1]	10.66%	8.43%	[1]	10.73%	8.53%	[1]	7.51%	7.36%	[1]	10.42%	8.47%	[1]

[1]	(a)From August 31, 2018